Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Inventory write-offs	$ 1,092	$ 605	$ 608